17. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	R$ 1,776,675	R$ 1,777,466
Additions	(208)	30,181
Write-offs	(583)
Balance as of end of period		1,776,675
Other [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	10,000	10,000
Balance as of end of period		10,000
Software [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	579,370	456,282
Balance as of end of period		579,370
Goodwill [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	542,302	542,302
Balance as of end of period		542,302
Slots [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	1,038,900	1,038,900
Balance as of end of period		1,038,900
Amortization [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	(393,897)	(342,162)
Additions	(76,053)	(51,898)
Write-offs	24,318	9,935
Balance as of end of period		(393,897)
Amortization [Member] | Other [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	(4,167)	(2,167)
Additions	R$ (2,000)	(2,000)
Balance as of end of period		R$ (4,167)
Average annual depreciation rate	20.00%	20.00%
Amortization [Member] | Software [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	R$ (389,730)	R$ (300,032)
Additions	(74,053)	(49,898)
Write-offs	R$ 24,318	9,935
Balance as of end of period		R$ (389,730)
Average annual depreciation rate	23.93%	22.09%
Cost [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	R$ 2,170,572
Additions	75,845	R$ 82,079
Write-offs	(24,901)	(9,935)
Balance as of end of period		2,170,572
Cost [Member] | Software [Member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	528,426	456,282
Additions	75,845	82,079
Write-offs	(24,901)	(9,935)
Balance as of end of period	R$ 579,370	R$ 528,426